Consolidated Statement of Profit or Loss and Other Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Profit or loss [abstract]
Revenue	$ 423,748	$ 403,203	[1]	$ 403,739	[1]
Cost of sales	(185,772)	(168,075)	[1]	(173,667)	[1]
Gross profit	237,976	235,128	[1]	230,072	[1]
Sales and marketing expenses	(95,068)	(93,007)	[1]	(80,974)	[1]
Administrative expenses	(98,279)	(104,686)	[1]	(83,175)	[1]
Other income (expenses), net	27,454	(27,622)	[1]	(80,985)	[1]
Operating Profit	72,083	9,813	[1]	(15,062)	[1]
Finance income	19,724	74,087	[1]	10,413	[1]
Finance expense	(45,847)	(36,161)	[1]	(89,252)	[1]
Net finance (expense) income	26,123	(37,926)	[1]	78,839	[1]
Profit (Loss) before tax	45,960	47,739	[1]	(93,901)	[1]
Income tax expense	(5,617)	(11,613)	[1]	(13,091)	[1]
Profit/(loss) for the year	40,343	36,126	[1]	(106,992)	[1]
Owners of the parent company	40,343	36,126	[1]	(106,992)	[1]
Non-controlling interests	$ 0	$ 0	[1]	$ 0	[1]
Earnings per share:
Basic earnings/(loss) for the year attributable to ordinary equity holders of the Company (USD) (in dollars per share)	$ 0.40	$ 0.36	[1]	$ (1.09)	[1]
Diluted earnings/(loss) for the year attributable to ordinary equity holders of the Company (USD) (in dollars per share)	$ 0.40	$ 0.36	[1]	$ (1.09)	[1]
Items that will not be reclassified to profit or loss:
Remeasurement of net defined benefit liability	$ 244	$ (222)	[2]	$ 504	[2]
Income tax relating to items that will not be reclassified subsequently to profit or loss	85	107	[2]	(191)	[2]
Net of Tax	329	(115)	[2]	313	[2]
Items that will be reclassified subsequently to profit or loss:
Foreign currency exchange differences on translation of foreign operations	1,182	(3,377)	[2]	(300)	[2]
Net investment hedge	(3,670)	0	[2]	0	[2]
Foreign currency exchange differences from liquidated foreign operations reclassified to profit or loss	0	0	[2]	(751)	[2]
Other comprehensive income/(loss) for the year, net of tax	(2,159)	(3,492)	[2]	(738)	[2]
Total comprehensive income/(loss) for the year	38,184	32,634	[2]	(107,730)	[2]
Total comprehensive income/(loss) for the year attributable to:
Owners of the parent company	38,193	32,631	[2]	(106,013)	[2]
Non-controlling interests	$ (9)	$ 3	[2]	$ (1,717)	[2]

[1]	Refer to Note 4. Independent Investigation and Restatement
[2]	Refer to Note 4. Independent Investigation and Restatement